LEASE (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lease
Operating lease term	3 years
Cash paid for operating leases	$ 63,935	$ 64,033
Operating lease expense	42,301
Short term lease expenses	$ 2,454	$ 64,033